Intangible Assets, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2023 CNY (¥)	Feb. 28, 2023 USD ($)	Feb. 28, 2022 CNY (¥)	Feb. 28, 2021 CNY (¥)
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Amortization expenses of intangible assets	¥ 789	$ 114	¥ 1,719	¥ 1,949
Estimated amortization expense of intangible assets, 2024	614
Estimated amortization expense of intangible assets, 2025	424
Estimated amortization expense of intangible assets, 2026	424
Estimated amortization expense of intangible assets, 2027	414
Estimated amortization expense of intangible assets, 2028	400
Estimated amortization expense of intangible assets, thereafter	200
Impairment loss for intangible assets	¥ 0		¥ 2,255	¥ 0
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]	Goodwill and Intangible Asset Impairment	Goodwill and Intangible Asset Impairment	Goodwill and Intangible Asset Impairment	Goodwill and Intangible Asset Impairment